Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information
Segment Information

18. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in three reportable segments: wealth management, asset management and, lending and other financial service. The Group’s CODM does not review balance sheet information of the segments.

Segment information of the Group’s business is as follow:

	Year Ended December 31, 2017 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	539,938	1,087	—	541,025
Recurring service fees	577,544	27,548	—	605,092
Performance-based income	84,105	2,389	—	86,494
Other service fees	70,390	10,712	113,971	195,073
Total revenues from others	1,271,977	41,736	113,971	1,427,684
One-time commissions	560,047	1,012	—	561,059
Recurring service fees	300,352	502,409	—	802,761
Performance –based income	9,019	45,483	—	54,502
Total revenues from funds Gopher manages	869,418	548,904	—	1,418,322
Total revenues	2,141,395	590,640	113,971	2,846,006
Less: VAT related surcharges	(15,128)	(2,599)	(1,371)	(19,098)
Net revenues	2,126,267	588,041	112,600	2,826,908
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(611,550)	(4)	(4,510)	(616,064)
Performance Fee Compensation	—	(11,291)	—	(11,291)
Other Compensation	(463,370)	(190,032)	(126,615)	(780,017)
Total compensation and benefits	(1,074,920)	(201,327)	(131,125)	(1,407,372)
Selling expenses	(295,798)	(9,271)	(15,393)	(320,462)
General and administrative expenses	(146,122)	(70,618)	(30,045)	(246,785)
Provision for doubtful accounts	—	—	(2,093)	(2,093)
Other operating expenses	(77,490)	(27,773)	(42,055)	(147,318)
Government subsidies	49,008	23,848	1,300	74,156
Total operating cost and expenses	(1,545,322)	(285,141)	(219,411)	(2,049,874)
Income (loss) from operations	580,945	302,900	(106,811)	777,034

	Year Ended December 31, 2018 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	731,424	1,585	—	733,009
Recurring service fees	571,782	22,074	—	593,856
Performance-based income	42,570	531	—	43,101
Other service fees	113,570	8,225	240,091	361,886
Total revenues from others	1,459,346	32,415	240,091	1,731,852
One-time commissions	292,899	2,085	—	294,984
Recurring service fees	564,228	618,465	—	1,182,693
Performance –based income	1,739	98,794	—	100,533
Total revenues from funds Gopher manages	858,866	719,344	—	1,578,210
Total revenues	2,318,212	751,759	240,091	3,310,062
Less: VAT related surcharges	(12,206)	(3,228)	(5,020)	(20,454)
Net revenues	2,306,006	748,531	235,071	3,289,608
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(631,234)	—	(2,365)	(633,599)
Performance Fee Compensation	—	(21,175)	—	(21,175)
Other Compensation	(534,516)	(251,923)	(122,979)	(909,418)
Total compensation and benefits	(1,165,750)	(273,098)	(125,344)	(1,564,192)
Selling expenses	(367,589)	(22,200)	(22,931)	(412,720)
General and administrative expenses	(164,802)	(80,873)	(34,400)	(280,075)
Provision for doubtful accounts	—	—	688	688
Other operating expenses	(54,291)	(25,310)	(89,767)	(169,368)
Government subsidies	53,620	6,148	2,815	62,583
Total operating cost and expenses	(1,698,812)	(395,333)	(268,939)	(2,363,084)
Income (loss) from operations	607,194	353,198	(33,868)	926,524

	Year Ended December 31, 2019 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	688,652	2,208	—	690,860
Recurring service fees	520,013	4,679	—	524,692
Performance-based income	23,333	104	—	23,437
Other service fees	222,912	4,274	295,772	522,958
Total revenues from others	1,454,910	11,265	295,772	1,761,947
One-time commissions	239,409	1,399	—	240,808
Recurring service fees	635,437	685,336	—	1,320,773
Performance –based income	97	89,551	—	89,648
Total revenues from funds Gopher manages	874,943	776,286	—	1,651,229
Total revenues	2,329,853	787,551	295,772	3,413,176
Less: VAT related surcharges	(10,574)	(3,971)	(6,819)	(21,364)
Net revenues	2,319,279	783,580	288,953	3,391,812
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(625,044)	—	—	(625,044)
Performance Fee Compensation	—	(31,283)	—	(31,283)
Other Compensation	(607,336)	(248,612)	(98,495)	(954,443)
Total compensation and benefits	(1,232,380)	(279,895)	(98,495)	(1,610,770)
Selling expenses	(287,541)	(26,661)	(17,144)	(331,346)
General and administrative expenses	(194,908)	(71,805)	(29,779)	(296,492)
Provision for doubtful accounts	(121,572)	(3,800)	(5,351)	(130,723)
Other operating expenses	(103,846)	(25,978)	(66,969)	(196,793)
Government subsidies	58,704	15,878	14,696	89,278
Total operating cost and expenses	(1,881,543)	(392,261)	(203,042)	(2,476,846)
Income from operations	437,736	391,319	85,911	914,966

The following table summarizes the Group’s revenues generated by the different geographic location.

	Year Ended December 31, 2017 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland of China	1,788,135	398,428	113,971	2,300,534
Hong Kong	353,260	192,212	—	545,472
Total revenues	2,141,395	590,640	113,971	2,846,006

	Year Ended December 31, 2018 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland of China	1,750,754	565,137	240,091	2,555,982
Hong Kong	565,061	185,990	—	751,051
Others	2,397	632	—	3,029
Total revenues	2,318,212	751,759	240,091	3,310,062

	Year Ended December 31, 2019 (Amount in Thousands)
			Lending
	Wealth Management	Assets Management	and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland of China	1,494,742	676,837	295,772	2,467,351
Hong Kong	633,168	99,957	—	733,125
Others	201,943	10,757	—	212,700
Total revenues	2,329,853	787,551	295,772	3,413,176

Substantially all of the Group’s revenues are derived from, and its assets are located in the mainland of China and Hong Kong.